FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Invested assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net income	Net income	Net income
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other comprehensive income	Other comprehensive income	Other comprehensive income
Assets
Beginning balance	$ 10,093	$ 4,447	$ 2,489
Acquisition from business combination		4,288	47
Derecognition		0
Fair value changes in net income	27	(38)	(171)
Fair value changes in other comprehensive income	47	94	389
Purchases	2,696	3,132	6,304
Sales	(2,209)	(350)	(4,611)
Settlements or maturities	(571)	(935)	0
Premiums less benefits	0	0	0
Transfers into Level 3	1,130	367
Transfers out of Level 3	(2,021)	(912)
Ending balance	$ 9,192	$ 10,093	$ 4,447
Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net income	Net income	Net income
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other comprehensive income	Other comprehensive income	Other comprehensive income
Assets
Beginning balance	$ 223	$ 227	$ 121
Acquisition from business combination		0	0
Derecognition		0
Fair value changes in net income	102	125	109
Fair value changes in other comprehensive income	0	0	0
Purchases	139	147	133
Sales	0	0	0
Settlements or maturities	(261)	(276)	(136)
Premiums less benefits	0	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Ending balance	$ 203	$ 223	$ 227
Reinsurance funds withheld – embedded derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net income	Net income	Net income
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other comprehensive income	Other comprehensive income	Other comprehensive income
Assets
Beginning balance	$ 18	$ (46)	$ 154
Acquisition from business combination		0	0
Derecognition		(196)
Fair value changes in net income	30	260	(200)
Fair value changes in other comprehensive income	0	0	0
Purchases	0	0	0
Sales	0	0	0
Settlements or maturities	0	0	0
Premiums less benefits	0	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Ending balance	48	18	(46)
Policyholders’ account balances – embedded derivative
Liabilities
Beginning balance	(1,123)	(872)	(726)
Acquisition from business combination		0	0
Derecognition		0
Fair value changes in net income	(31)	(204)	(96)
Fair value changes in other comprehensive income	0	0	0
Purchases	0	0	0
Sales	0	0	0
Settlements or maturities	0	49	0
Premiums less benefits	(194)	(96)	(50)
Transfers into Level 3	(5,066)	0
Transfers out of Level 3	0	0
Ending balance	(6,414)	(1,123)	(872)
Funds withheld for reinsurance liabilities – embedded derivative
Liabilities
Funds withheld for reinsurance liabilities – embedded derivative, beginning balance	(37)	0	0
Acquisition from business combination		0	0
Derecognition		0
Fair value changes in net income	(37)	(37)	0
Fair value changes in other comprehensive income	0	0	0
Purchases	0	0	0
Sales	0	0	0
Settlements or maturities	0	0	0
Premiums less benefits	0	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Funds withheld for reinsurance liabilities – embedded derivative, ending balance	$ (74)	$ (37)	$ 0